CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Common stock issuance costs	$ 3,920	$ 14,200
Series A preferred stock issuance costs	19,700
Series B preferred stock issuance costs	$ 407,521
Warrants issued to purchase shares of common stock for consulting services (in shares)	320,000
Value of warrants issued to purchase shares of common stock for consulting services	$ 446,225
Value of common stock issued for consulting services	$ 168,000
Warrants issued in exchange for extinguishment of trade accounts payable	6,000
Warrant exercise price (in dollars per share)	$ 2.50
Extinguishment Of Trade Accounts Payable Owed To Vendor	$ 10,000